UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2018

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 101.4%
Education - 8.6%
California Infrastructure & Economic Development Bank:
Refunding, Academy of Motion Picture Arts & Sciences Project	5.000%	11/1/41	$4,500,000	$4,949,955
Refunding, California Academy of Sciences, (1 mo. LIBOR x 0.7 + 0.380%)	2.016%	8/1/21	5,000,000	5,001,550	(a)(b)
UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	5,666,950
California School Finance Authority:
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,737,698	(c)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	1,864,152	(c)
California State University:
Refunding, Systemwide, Series A	5.000%	11/1/35	3,555,000	4,083,415
Refunding, Systemwide, Series A	5.000%	11/1/36	2,000,000	2,285,200
Refunding, Systemwide, Series A	5.000%	11/1/38	2,500,000	2,837,875
Refunding, Systemwide, Series A	5.000%	11/1/45	5,000,000	5,580,350
University of California, Refunding, Series AY	5.000%	5/15/37	5,000,000	5,712,450

Total Education				39,719,595

Health Care - 7.4%
ABAG Finance Authority for Nonprofit Corps., CA, Sharp HealthCare, Series A	5.000%	8/1/43	5,000,000	5,417,750
California Health Facilities Financing Authority:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	8/15/55	2,000,000	2,196,940
Stanford Hospital & Clinics, Series A	5.000%	8/15/51	10,000,000	10,731,600
California MFA Revenue, Refunding, Channing House Project, Series A, CMI	5.000%	5/15/35	500,000	574,720
California Statewide CDA:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,706,221	(c)
Dignity Health, Series C	5.625%	7/1/35	6,000,000	6,019,440
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,417,507
Health Facility, Los Angeles Jewish Home for the Aging, CMI	5.000%	11/15/37	6,035,000	6,047,251

Total Health Care				34,111,429

Housing - 2.4%
California Statewide CDA:
Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,475,000	1,546,685	(c)
Refunding, CHF Irvine LLC	5.000%	5/15/32	1,000,000	1,105,850
Refunding, CHF Irvine LLC	5.000%	5/15/33	1,500,000	1,652,550
Refunding, CHF Irvine LLC	5.000%	5/15/34	1,000,000	1,098,260

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - (continued)
Refunding, CHF Irvine LLC	5.000%	5/15/35	$1,000,000	$1,094,140
Refunding, CHF Irvine LLC	5.000%	5/15/40	2,750,000	2,971,513
University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	1,300,000	1,447,550

Total Housing				10,916,548

Industrial Revenue - 18.6%
California State PCFA Water Furnishing Revenue	5.000%	11/21/45	10,500,000	10,793,370	(c)(d)
Chula Vista, CA, IDR:
San Diego Gas & Electric Co., Series A	5.875%	2/15/34	5,610,000	5,692,130
San Diego Gas & Electric Co., Series C	5.875%	2/15/34	11,000,000	11,161,040
Golden State Tobacco Securitization Corp.
Revenue:
Refunding, Series A-1	5.000%	6/1/35	2,000,000	2,155,020
Refunding, Series A-1	5.000%	6/1/47	2,000,000	1,923,660
Refunding, Series A-2	5.000%	6/1/47	1,500,000	1,440,015
Long Beach, CA, Bond Finance Authority:
Series A	5.000%	11/15/24	10,000,000	11,160,300
Series A	5.000%	11/15/29	2,500,000	2,916,800
Series A	5.500%	11/15/37	10,970,000	13,765,595
M-S-R Energy Authority, CA, Gas Revenue:
Series B	6.500%	11/1/39	5,000,000	6,858,100
Series C	6.500%	11/1/39	9,000,000	12,344,580
Southern California Public Power Authority,
Natural Gas Revenue, Project No. 1, Series A	5.000%	11/1/33	4,805,000	5,625,021

Total Industrial Revenue				85,835,631

Leasing - 5.2%
Anaheim, CA, Public Financing Authority, Refunding, Series A	5.000%	5/1/39	5,500,000	6,086,630
Lower Tule River, CA, Irrigation District, COP, Series A	5.000%	8/1/40	6,000,000	6,227,580
San Diego, CA, Public Facilities Financing Authority, Capital Improvement Project	5.000%	10/15/44	6,000,000	6,698,760
San Mateo, CA, Joint Powers Financing Authority, Capital Project, Series A	5.000%	7/15/43	2,000,000	2,270,980
Stockton, CA, Public Financing Authority, Refunding, Series A, Green Bond, BAM	5.000%	10/1/36	2,200,000	2,484,108

Total Leasing				23,768,058

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - 6.3%
Hartnell, CA, Community College District, GO:
CAB, Refunding, Series A	0.000%	8/1/35	$2,000,000	$1,041,400
CAB, Refunding, Series A	0.000%	8/1/36	2,000,000	988,820
CAB, Refunding, Series A	0.000%	8/1/37	1,000,000	468,090
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO, 2016 Election, BAM, Series A	5.000%	8/1/46	1,600,000	1,788,208
Marin, CA, Healthcare District, GO, 2013 Election, Series A	4.000%	8/1/47	5,000,000	5,132,900
Oxnard Union High School District, Election 2018, Series A, GO	5.000%	8/1/42	5,500,000	6,173,420
San Diego, CA, USD, GO:
CAB, Series I	0.000%	7/1/34	5,000,000	2,746,250
CAB, Series I	0.000%	7/1/35	5,000,000	2,628,650
CAB, Series I	0.000%	7/1/36	6,500,000	3,257,215
CAB, Series I	0.000%	7/1/37	5,850,000	2,771,730
CAB, Series I	0.000%	7/1/38	5,000,000	2,256,450

Total Local General Obligation				29,253,133

Other - 1.6%
California MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada	6.625%	1/1/32	1,000,000	1,051,840	(c)
Goodwill Industries Sacramento Valley & Northern Nevada	6.875%	1/1/42	2,000,000	2,111,980	(c)
Senior Lien, Linux Apartment Project	5.000%	12/31/43	4,000,000	4,299,760	(d)

Total Other				7,463,580

Power - 9.0%
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	5,000,000	5,598,800
Refunding, Power System, Series B	5.000%	7/1/38	2,000,000	2,272,120
Series C	5.000%	7/1/42	5,000,000	5,664,650
Series E	5.000%	7/1/44	8,145,000	8,987,926
Main Street Natural Gas Inc., GA, Subordinated, Series E, LIQ - Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.570%)	2.260%	12/1/23	4,250,000	4,243,880	(a)(b)
Modesto, CA, Irrigation District COP, Capital Improvements, Series A	5.750%	10/1/34	5,505,000	5,570,124
Northern California Transmission Agency:
Refunding, California Oregon Project, Series	5.000%	5/1/38	1,750,000	1,970,185
Refunding, California Oregon Project, Series	5.000%	5/1/39	1,500,000	1,684,950

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - (continued)
Santa Clara, CA, Electric Revenue:
Refunding, Series A	5.375%	7/1/29	$1,555,000	$1,689,026
Refunding, Series A	5.000%	7/1/30	3,500,000	3,767,015

Total Power				41,448,676

Pre-Refunded/Escrowed to Maturity - 19.6%
ABAG Finance Authority for Nonprofit Corps., CA, Sharp HealthCare	6.250%	8/1/39	7,500,000	7,727,775	(e)
California Health Facilities Financing Authority, Refunding, Stanford Hospital & Clinics, Series A-2	5.250%	11/15/40	7,500,000	8,234,850	(e)
California Statewide CDA, Methodist Hospital Project, FHA	6.750%	2/1/38	8,930,000	9,226,744	(e)
Contra Costa County, CA, Mortgage-Backed Securities Program, GNMA - Collateralized	7.750%	5/1/22	110,000	120,956	(d)(f)
Imperial Irrigation District, CA, Electric System Revenue, Refunding, System, Series A	5.500%	11/1/41	6,000,000	6,428,580	(e)
Newport Beach, CA, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	6,166,435	(e)
Ontario, CA, Redevelopment Financing Authority, Ontario, CA, Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	2,911,955	(f)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,438,100	(e)
Port of Los Angeles, CA, Series B	5.250%	8/1/39	13,000,000	13,314,470	(e)
Redding, CA, Electric System Revenue, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	760,000	822,639	(f)
Riverside County, CA, Mortgage-Backed Securities Program, GNMA - Collateralized, Series A	7.800%	5/1/21	1,000,000	1,131,130	(d)(f)
Riverside County, CA, Transportation Commission, Limited Tax, Series A	5.000%	6/1/32	18,000,000	18,882,180	(e)
San Bernardino County, CA, COP, Capital Facilities Project, Series B	6.875%	8/1/24	2,000,000	2,334,760	(f)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,435,000	1,645,185	(f)
Sequoia, CA, Healthcare District Revenue	5.375%	8/15/23	760,000	820,906	(f)

Total Pre-Refunded/Escrowed to Maturity				90,206,665

Special Tax Obligation - 4.8%
Inland Valley, CA, Development Agency, Refunding, Series A	5.000%	9/1/44	1,750,000	1,883,087
Lee Lake, CA, Public Financing Authority, Junior Lien, Series B	5.000%	9/1/25	955,000	1,015,748

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
River Islands, CA, Public Financing Authority, Refunding, Community Facilities District No. 2003-1	5.500%	9/1/45	$2,140,000	$2,261,188
Riverside County, CA, Transportation Commission, Refunding, Sales Tax Revenue, Series B	5.000%	6/1/39	10,000,000	11,460,000
Virgin Islands Public Finance Authority, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	5,550,000	5,624,925

Total Special Tax Obligation				22,244,948

State General Obligation - 3.1%
California State, GO:
Various Purpose	5.000%	9/1/36	7,500,000	8,520,450
Various Purpose	5.000%	10/1/48	5,000,000	5,686,750

Total State General Obligation				14,207,200

Transportation - 5.5%
Alameda, CA, Corridor Transportation Authority, Refunding, Second Subordinated Lien, Series B	5.000%	10/1/34	6,500,000	7,162,025
Bay Area Toll Authority, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 1.100%)	2.790%	4/1/24	500,000	512,535	(a)(b)
Long Beach, CA, Marina System Revenue	5.000%	5/15/45	2,085,000	2,242,876
Los Angeles, CA, Department of Airports, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,427,240	(d)
Riverside County, CA, Transportation Commission:
Senior Lien, Series A	5.750%	6/1/44	200,000	217,600
Senior Lien, Series A	5.750%	6/1/48	500,000	543,135
San Francisco, CA, City & County Airport Comm-San Francisco International Airport, Series E	5.250%	5/1/32	10,000,000	10,141,400

Total Transportation				25,246,811

Water & Sewer - 9.3%
California Infrastructure & Economic Development Bank, Green Bond, Clean Water State Revolving Fund	5.000%	10/1/48	4,000,000	4,573,760
Contra Costa County, CA, Water District, Refunding, Series R	5.000%	10/1/43	2,000,000	2,206,860
Eastern Municipal Water District Financing Authority, CA, Series D	5.000%	7/1/47	3,000,000	3,407,340
Fillmore, CA, Wastewater Revenue, AGM	5.000%	5/1/47	4,500,000	4,954,455
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series B	5.000%	7/1/43	10,000,000	10,828,400

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Metropolitan Water District of Southern California:
Refunding	5.000%	1/1/37	$1,000,000	$1,165,650	(g)
Refunding	5.000%	1/1/39	3,500,000	4,053,595	(g)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien, Series A	5.250%	7/1/42	800,000	739,000
Riverside, CA Sewer Revenue:
Refunding, Series A	5.000%	8/1/36	1,000,000	1,158,240
Refunding, Series A	5.000%	8/1/37	3,350,000	3,871,964
Southern California Water Replenishment District:
Financing Authority	5.000%	8/1/43	3,000,000	3,422,370	(g)
Financing Authority	5.000%	8/1/48	2,000,000	2,268,640	(g)

Total Water & Sewer				42,650,274

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $442,676,564)				467,072,548

SHORT-TERM INVESTMENTS - 0.5%
MUNICIPAL BONDS - 0.5%
Education - 0.0%
California MFA Revenue, La Sierra University, Series B, LOC - Wells Fargo N.A.	1.610%	8/1/20	100,000	100,000	(h)(i)

Facilities - 0.1%
San Mateo, CA, Joint Powers Financing Authority, Public Safety Project, Series A	1.420%	4/1/39	280,000	280,000	(h)(i)

Health Care - 0.1%
California State Health Facilities Financing Authority, Health Facilities, Dignity Health, Series H, LOC - Sumitomo Mitsui Banking	1.410%	7/1/35	400,000	400,000	(h)(i)

Industrial Revenue - 0.3%
Alameda County, CA, IDA, JMS Family Partnership, Series A	1.700%	10/1/25	100,000	100,000	(d)(h)(i)
Uinta Co unty, WY, Refunding, Chevron USA Inc. Project	1.640%	8/15/20	1,500,000	1,500,000	(h)(i)

Total Industrial Revenue				1,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,380,000)				2,380,000

TOTAL INVESTMENTS - 101.9% (Cost - $445,056,564)				469,452,548
Liabilities in Excess of Other Assets - (1.9)%				(8,567,265)

TOTAL NET ASSETS - 100.0%				$460,885,283

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual—Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program—Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration—Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of

Notes to Schedule of Investments (unaudited) (continued)

security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$467,072,548	—	$467,072,548
Short-Term Investments†	—	2,380,000	—	2,380,000

Total Investments	—	$469,452,548	—	$469,452,548

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019